Fair Value Measurements (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Fair Value Measurements
Investments held in Trust Account	$ 293,322,399	$ 293,315,407	$ 293,255,540	$ 293,168,737	$ 293,182,905	$ 292,054,158	$ 290,822,448	$ 289,260,594
Level 1
Fair Value Measurements
Investments held in Trust Account	293,322,399	293,315,407				292,054,158
Level 2
Fair Value Measurements
Warrants	$ 25,408,750	$ 35,351,250				$ 18,817,500